CONDENSED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2017	Mar. 31, 2016
Revenue, net from related party	$ 0	$ 0	$ 0	$ 23,350,919	$ 23,350,919	$ 50,195,342
Revenue, net from third parties	11,543,763	12,615,762	60,443,400	26,517,719	38,689,670	2,361,908
Revenue, net	11,543,763	12,615,762	60,443,400	49,868,638	62,040,589	52,557,250
Cost of goods sold	7,791,407	8,873,825	44,623,660	38,672,902	46,636,992	39,912,094
Gross Profit	3,752,356	3,741,937	15,819,740	11,195,736	15,403,597	12,645,156
Selling, general and administrative expenses	1,557,449	1,347,946	4,433,102	3,294,057	4,705,498	3,570,172
Total Operating Expenses	1,557,449	1,347,946	4,433,102	3,294,057	4,705,498	3,570,172
Income from Operations	2,194,907	2,393,991	11,386,638	7,901,679	10,698,099	9,074,984
Other Expense (Income):
Other expense (income), net	(12,244)	4,032	(1,316)	28,463	50,318	65,372
Total other expense (income), net	(12,244)	4,032	(1,316)	28,463	50,318	65,372
Net Income	2,207,151	2,389,959	11,387,954	7,873,216	10,647,781	9,009,612
Net loss attributable to noncontrolling interest	26	8,929	2,845	32,016	44,608	66,197
Net income attributable to Jerash Holdings (US), Inc.'s Common Shareholders	2,207,177	2,398,888	11,390,799	7,905,232	10,692,389	9,075,809
Net Income	2,207,151	2,389,959	11,387,954	7,873,216	10,647,781	9,009,612
Other Comprehensive Income (Loss):
Foreign currency translation gain (loss)	(53,817)	(14,659)	(30,273)	(54,065)	(39,978)	34,476
Total Comprehensive Income	2,153,334	2,375,300	11,357,681	7,819,151	10,607,803	9,044,088
Comprehensive loss attributable to noncontrolling interest	515	9,846	3,135	33,746	45,505	65,524
Comprehensive Income Attributable to Jerash Holdings (US), Inc.'s Common Shareholders	$ 2,153,849	$ 2,385,146	$ 11,360,816	$ 7,852,897	$ 10,653,308	$ 9,109,612
Earnings Per Share Attributable to Common Shareholders:
Basic and diluted	$ 0.23	$ 0.27	$ 1.18	$ 0.9	$ 1.22	$ 1.03
Weighted Average Number of Shares:
Basic and diluted	9,683,500	8,787,500	9,683,500	8,787,500	8,787,500	8,787,500